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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol Highsmith, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited)

CORPORATE BONDS - 72.0%	Coupon	Maturity	Par Value	Value
Communication Services - 4.7%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	3.343%	09/20/19	$2,000,000	$2,002,742
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.615%	03/16/22	2,100,000	2,139,913
				4,142,655
Consumer Discretionary - 7.4%
Lennar Corporation	2.950%	11/29/20	2,600,000	2,574,000
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,231,861
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	1,600,000	1,722,000
				6,527,861
Consumer Staples - 1.8%
Mead Johnson Nutrition Company	3.000%	11/15/20	1,596,000	1,600,453

Energy - 2.9%
CNX Resources Corporation	5.875%	04/15/22	2,600,000	2,587,000

Financials - 10.3%
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,712,142
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	3.581%	07/24/23	2,500,000	2,507,126
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,572,375
Prospect Capital Corporation	5.000%	07/15/23	2,200,000	2,239,589
				9,031,232
Health Care - 11.4%
Allergan Funding SCS	3.000%	03/12/20	2,300,000	2,300,307
Anthem, Inc.	4.350%	08/15/20	605,000	616,159
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	3.638%	06/06/22	2,615,000	2,631,727
CVS Health Corporation	2.800%	07/20/20	1,900,000	1,898,066
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	2,600,000	2,594,864
				10,041,123
Industrials - 11.4%
General Electric Company (3MO LIBOR + 100) (a)	3.611%	03/15/23	1,000,000	982,162
Icahn Enterprises, L.P.	6.000%	08/01/20	2,390,000	2,407,925
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	2,700,000	2,695,935
Roper Technologies, Inc.	2.800%	12/15/21	2,700,000	2,692,722
Ryder System, Inc.	2.450%	09/03/19	1,243,000	1,241,342
				10,020,086

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 72.0% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 4.6%
FLIR Systems, Inc.	3.125%	06/15/21	$2,034,000	$2,029,940
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	2,000,000	1,993,922
				4,023,862
Materials - 14.7%
Avnet, Inc.	3.750%	12/01/21	2,600,000	2,632,819
Ball Corporation	4.375%	12/15/20	1,800,000	1,829,250
Ball Corporation	5.000%	03/15/22	556,000	578,240
DowDuPont, Inc.	3.766%	11/15/20	945,000	960,021
Methanex Corporation	5.250%	03/01/22	1,641,000	1,699,827
Sherwin-Williams Company (The)	2.250%	05/15/20	2,665,000	2,650,593
Steel Dynamics, Inc.	5.125%	10/01/21	2,600,000	2,616,250
				12,967,000
Utilities - 2.8%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,465,415

Total Corporate Bonds (Cost $62,828,402)				$63,406,687

CONVERTIBLE CORPORATE BONDS - 14.1%	Coupon	Maturity	Par Value	Value
Communication Services - 3.5%
Gannett Company, Inc.	4.750%	04/15/24	$3,000,000	$3,104,664

Financials - 2.3%
Ares Capital Corporation	3.750%	02/01/22	2,000,000	2,009,100

Industrials - 2.7%
Arconic, Inc.	1.625%	10/15/19	2,370,000	2,355,961

Information Technology - 2.7%
Twitter, Inc.	0.250%	09/15/19	2,400,000	2,369,753

Real Estate - 2.9%
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,587,464

Total Convertible Corporate Bonds (Cost $12,592,811)				$12,426,942

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 3.8%	Coupon	Maturity	Par Value	Value
Materials - 0.6%
Ball Metalpack, LLC (1MO LIBOR + 450) (a)	6.983%	07/26/25	$496,250	$495,630

Financials - 3.2%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.502%	12/21/20	1,846,154	1,879,021
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.502%	12/21/20	969,921	969,921
				2,848,942

Total Bank Debt (Cost $3,309,844)				$3,344,572

COMMON STOCKS - 4.8%	Shares	Value
Financials - 3.5%
Capital One Financial Corporation	9,904	$919,388
Hartford Financial Services Group, Inc. (The)	41,269	2,158,782
		3,078,170
Industrials - 1.3%
Air Industries Group (d)	936,789	1,124,147

Total Common Stocks (Cost $2,552,303)		$4,202,317

WARRANTS - 1.4%	Shares	Value
Financials - 1.4%
American International Group, Inc., $43.278, expires 01/19/21 (d)	26,500	$213,060
Lincoln National Corporation, $9.667, expires 07/10/19 (d)	16,260	1,027,794
		1,240,854
Industrials - 0.0% (e)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (b)(c)(d)	965	10

Total Warrants (Cost $2,057,559)		$1,240,864

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.32% (f) (Cost $2,867,077)	2,867,077	$2,867,077

Total Investments at Value - 99.4% (Cost $86,207,996)		$87,488,459

Other Assets in Excess of Liabilities - 0.6%		577,313

Net Assets - 100.0%		$88,065,772

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,984,232 as of April 30, 2019, representing 10.2% of net assets.
LIBOR	- London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2019. The reference rate and spread (in basis points) for these securities are indicated parenthetically.
(b)	Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $2,848,952 as of April 30, 2019, representing 3.2% of net assets.
(c)	Illiquid security. Total value of illiquid securities as of April 30, 2019 was $2,848,952, representing 3.2% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of April 30, 2019.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited)

CORPORATE BONDS - 89.0%	Coupon	Maturity	Par Value	Value
Communication Services - 6.0%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	3.343%	09/20/19	$5,500,000	$5,507,539
Gannett Company, Inc.	5.125%	07/15/20	1,375,000	1,383,594
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.615%	03/16/22	5,000,000	5,095,032
				11,986,165
Consumer Discretionary - 9.0%
AutoZone, Inc.	4.000%	11/15/20	3,000,000	3,050,975
Lennar Corporation	2.950%	11/29/20	6,000,000	5,940,000
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,267,365
Marriott International, Inc.	2.300%	01/15/22	2,000,000	1,967,483
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	3,500,000	3,766,875
				17,992,698
Consumer Staples - 7.4%
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,219,462
Kuerig Dr Pepper, Inc., 144A	3.551%	05/25/21	5,000,000	5,057,176
Mondelēz International, Inc., 144A	2.000%	10/28/21	4,720,000	4,610,267
				14,886,905
Energy - 2.7%
CNX Resources Corporation	5.875%	04/15/22	5,400,000	5,373,000

Financials - 14.2%
American International Group, Inc.	6.400%	12/15/20	3,232,000	3,411,053
Bank of the Ozarks, Inc. (a)	5.500%	07/01/26	3,732,000	3,772,932
Barclays Bank plc (3MO LIBOR + 211) (a)	4.807%	08/10/21	2,684,000	2,751,019
Barclays Bank plc (a)	2.000%	07/27/22	3,000,000	2,974,423
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	3.581%	07/24/23	5,500,000	5,515,677
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,144,750
Prospect Capital Corporation	5.000%	07/15/23	4,800,000	4,886,376
				28,456,230
Health Care - 15.7%
Amgen, Inc. (3MO LIBOR + 45) (a)	3.147%	05/11/20	3,078,000	3,087,620
Anthem, Inc.	4.350%	08/15/20	1,000,000	1,018,445
Becton Dickinson and Company (3MO LIBOR + 103) (a)	3.638%	06/06/22	5,825,000	5,862,260
Cardinal Health, Inc.	1.948%	06/14/19	5,625,000	5,619,319
CVS Health Corporation	2.800%	07/20/20	4,200,000	4,195,726
Medtronic, Inc. (3MO LIBOR + 80) (a)	3.411%	03/15/20	5,500,000	5,532,436

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 89.0% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 15.7% (Continued)
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	$6,000,000	$5,988,148
				31,303,954
Industrials - 16.6%
BorgWarner, Inc.	8.000%	10/01/19	2,790,000	2,846,074
Caterpillar, Inc.	2.600%	06/26/22	2,691,000	2,683,596
CSX Corporation	3.700%	10/30/20	2,094,000	2,117,390
General Electric Company (3MO LIBOR + 100) (a)	3.611%	03/15/23	5,000,000	4,910,810
Icahn Enterprises, L.P.	6.000%	08/01/20	5,000,000	5,037,500
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	5,900,000	5,891,116
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	4,893,142
Roper Technologies, Inc.	2.800%	12/15/21	4,903,000	4,889,784
				33,269,412
Information Technology - 3.8%
FLIR Systems, Inc.	3.125%	06/15/21	2,700,000	2,694,610
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	5,000,000	4,984,806
				7,679,416
Materials - 13.1%
Ball Corporation	4.375%	12/15/20	5,150,000	5,233,688
Cabot Corporation	3.700%	07/15/22	3,980,000	4,034,605
Methanex Corporation	5.250%	03/01/22	5,680,000	5,883,619
Sherwin-Williams Company	7.250%	06/15/19	5,125,000	5,151,296
Steel Dynamics, Inc.	5.125%	10/01/21	5,767,000	5,803,044
				26,106,252
Utilities - 0.5%
Southern Company (The)	2.350%	07/01/21	1,000,000	988,142

Total Corporate Bonds (Cost $176,741,018)				$178,042,174

CONVERTIBLE CORPORATE BONDS - 2.5%	Coupon	Maturity	Par Value	Value
Real Estate - 2.5%
RWT Holdings, Inc. (Cost $5,100,000)	5.625%	11/15/19	$5,000,000	$5,030,763

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 2.4%	Coupon	Maturity	Par Value	Value
Financials - 2.4%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.502%	12/21/20	$3,076,923	$3,131,701
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.502%	12/21/20	1,616,535	1,616,535
Total Bank Debt (Cost $4,693,458)				$4,748,236

PREFERRED STOCKS - 0.1%	Shares	Value
Real Estate - 0.1%
RAIT Financial Trust, 7.75%, Series A (d)(e) (Cost $2,946,070)	135,000	$155,250

U.S. TREASURY OBLIGATIONS - 2.5%	Par Value	Value
U.S. Treasury Bills, 2.406%, due 06/20/2019 (f) (Cost $4,983,389)	$5,000,000	$4,983,471

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.32% (g) (Cost $5,323,145)	5,323,145	$5,323,145

Total Investments at Value - 99.2% (Cost $199,787,080)		$198,283,039

Other Assets in Excess of Liabilities - 0.8%		1,668,538

Net Assets - 100.0%		$199,951,577

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $34,348,132 as of April 30, 2019, representing 17.2% of net assets.
LIBOR	- London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but adjust at predetermined dates to stated coupon rates set forth in the offering documents. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Directors. The total value of such securities is $4,748,236 as of April 30, 2019, representing 2.4% of net assets.
(c)	Illiquid security. Total value of illiquid securities as of April 30, 2019 was $4,748,236, representing 2.4% of net assets.
(d)	Security has a perpetual maturity.
(e)	Non-income producing security.
(f)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
(g)	The rate shown is the 7-day effective yield as of April 30, 2019.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2019 (Unaudited)

1. Securities Valuation

Securities held by Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to amortize to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying ASU 2017-08.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs

Level 3 –	significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other securities, including certain bank debt and warrants held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2019 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$63,406,687	$-	$63,406,687
Convertible Corporate Bonds	-	12,426,942	-	12,426,942
Bank Debt	-	495,630	2,848,942	3,344,572
Common Stocks	4,202,317	-	-	4,202,317
Warrants	1,240,854	-	10	1,240,864
Money Market Funds	2,867,077	-	-	2,867,077
Total	$8,310,248	$76,329,259	$2,848,952	$87,488,459

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$178,042,174	$-	$178,042,174
Convertible Corporate Bonds	-	5,030,763	-	5,030,763
Bank Debt	-	-	4,748,236	4,748,236
Preferred Stocks	155,250	-	-	155,250
U.S. Treasury Obligations	-	4,983,471	-	4,983,471
Money Market Funds	5,323,145	-	-	5,323,145
Total	$5,478,395	$188,056,408	$4,748,236	$198,283,039

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended April 30, 2019:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2018	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of April 30, 2019
Bank Debt	$2,711,847	$539,447	$(406,218)	$-	$3,866	$2,848,942

Warrants	10	-	-	-	-	10

Total	$2,711,857	$539,447	$(406,218)	$-	$3,866	$2,848,952

EBS Income Fund
Investments in Securities	Value as of July 31, 2018	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of April 30, 2019
Bank Debt	$4,519,745	$899,078	$(677,031)	$-	$6,444	$4,748,236

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income & Appreciation Fund
	Fair Value at April 30, 2019	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Bank Debt	$2,848,942	DCF Model	Discount Rate	5.35%	N/A
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EBS Income Fund
	Fair Value at April 30, 2019	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Bank Debt	$4,748,236	DCF Model	Discount Rate	5.35%	N/A

DCF - Discounted Cash Flow

[1]	Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds as of or during the period ended April 30, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of April 30, 2019:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of portfolio investments	$86,233,325	$199,787,080
Gross unrealized appreciation	$3,440,876	$1,884,537
Gross unrealized depreciation	(2,185,742)	(3,388,578)
Net unrealized appreciation (depreciation)	$1,255,134	$(1,504,041)

The difference between federal income tax cost of portfolio investments and the Schedule of Investments cost for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulation and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 3, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	June 3, 2019

*	Print the name and title of each signing officer under his or her signature.